MINERAL PROPERTIES As Follows (Details) (USD $)	12 Months Ended
	Feb. 11, 2014	Apr. 11, 2013	Jan. 31, 2013
MINERAL PROPERTIES As Follows:
Paying amounts on or before April 15, 2013			$ 150,000
Paying amounts on or before February 15, 2014			100,000
Paying amounts on or before February 15, 2015			50,000
Exploration expenditures on the property on or before first anniversary			250,000
Exploration expenditures on the property on or before second anniversary			250,000
Exploration expenditures on the property on or before third anniversary			1,000,000
First payment made		150,000	1,000,000
Company and Viscount signed an amendment to the Option Agreement and paid	100,000
Exploration expenditures to be made on or before June 15, 2014	$ 250,000